Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current taxes
U.S. federal			$ (125)	$ 126	$ 12
State and local			39	94	34
Deferred taxes:
U.S. federal			160	(516)	738
State and local			181	(306)	100
Total income tax (benefit) expense	28	(362)	255	(602)	884
Tax Rate Reconciliation
U.S. federal income tax rate (as a percent)			34.00%
Income tax provision at statutory federal rate			(2,331)	6	875
Increase (reduction) in income taxes resulting from:
Research and development credit, net of federal income tax benefit			(189)	(650)	(173)
Non-deductible expenses			284	53	25
Change in valuation allowance			2,878
State and local income taxes, net of federal income tax benefit			(387)	(11)	157
Total income tax (benefit) expense	28	(362)	255	(602)	884
Deferred tax assets:
Deferred rent			569	438
Allowance for doubtful accounts			48	46
Accrued expenses			761	583
Stock-based compensation			2,149	333
Net operating loss carryforwards			1,641	359
Research and development credit			1,116	832
AMT Credits			11	138
Intangible assets			5
Total deferred tax assets			6,300	2,729
Valuation allowance			(2,878)
Net deferred tax assets			3,422	2,729
Deferred tax liabilities:
Research and development costs			(1,950)	(1,024)
Prepaid expenses			(74)	(66)
Depreciation			(1,406)	(1,306)
Total deferred liabilities			(3,430)	(2,396)
Net deferred tax asset (liability)			(8)	333
Taxable income(loss)			(3,817)	1,941	842
Net operating loss carryforwards for Federal income tax			3,967
Period of cumulative loss position			3 years
Excess tax benefits from exercise of stock options			331
Operating Loss Carryforwards
Unrecognized tax benefits	0		0	0	0
Research and development tax
Operating Loss Carryforwards
Tax credit carryforwards			1,116
Alternative minimum tax
Operating Loss Carryforwards
Tax credit carryforwards			$ 11